CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net loss	$ (82,179)	¥ (565,021,000)	¥ (183,750,000)	¥ (911,496,000)
Adjustments to reconcile net loss to net cash (used in)/ provided by operating activities:
Depreciation of property and equipment	14,503	99,714,000	38,356,000	18,868,000
Amortization of intangible assets	78,937	542,731,000	266,042,000	142,650,000
Share-based compensation expenses	26,353	181,193,000	79,954,000	365,488,000
Allowance for doubtful accounts	1,586	10,904,000	2,716,000	5,270,000
Unrealized exchange losses/(gains)	72	497,000	(115,000)	21,267,000
Fair value changes of short-term investments	(262)	(1,799,000)	(12,523,000)	(4,602,000)
Fair value changes and re-measurement of long-term investments	301	2,072,000
Revaluation of previously held equity interests	(21,007)	(144,434,000)
Impairments of long-term investments	6,745	46,375,000	15,989,000	0
Changes in operating assets and liabilities:
Accounts receivable	9,543	65,612,000	(283,218,000)	(92,568,000)
Receivables due from related parties	5,108	35,118,000	(24,660,000)	(5,000,000)
Prepayments and other assets	(78,634)	(540,647,000)	(247,492,000)	(125,353,000)
Accounts payable	50,312	345,917,000	271,893,000	149,647,000
Salary and welfare payables	13,883	95,452,000	91,402,000	39,137,000
Taxes payable	1,994	13,708,000	13,514,000	4,211,000
Amount due to related parties	6,488	44,607,000	5,724,000
Deferred revenue	57,977	398,623,000	356,413,000	194,624,000
Accrued liabilities and other payables	15,514	106,664,000	74,305,000	(1,110,000)
Net cash (used in)/provided by operating activities	107,234	737,286,000	464,550,000	(198,967,000)
Cash flows from investing activities:
Purchase of property and equipment	(42,697)	(293,566,000)	(144,906,000)	(42,204,000)
Purchase of intangible assets	(151,280)	(1,040,125,000)	(485,912,000)	(246,204,000)
Purchase of short-term investments	(969,636)	(6,666,731,000)	(4,708,514,000)	(3,069,813,000)
Proceeds from maturities of short-term investments	909,338	6,252,151,000	4,932,376,000	2,414,560,000
Cash consideration paid for purchase of subsidiaries, net of cash acquired	(19,754)	(135,822,000)		(27,252,000)
Cash paid for long-term investments including loans	(82,196)	(565,137,000)	(320,088,000)	(216,387,000)
Cash received from disposal of long-term investments	182	1,250,000	12,750,000
Placement of time deposits	(109,152)	(750,473,000)	(1,960,000)
Maturity of time deposits	299	2,059,000
Net cash used in investing activities	(464,896)	(3,196,394,000)	(716,254,000)	(1,187,300,000)
Cash flows from financing activities:
Repayment of short-term loans				(10,000,000)
Proceeds from loans to investees			9,000,000	3,212,000
Repayment of loans to investees				(4,150,000)
Repurchase of Pre-IPO Ordinary Shares			(49,086,000)
Capital injection from/(repurchase of) minority shareholders	3,229	22,198,000	(2,689,000)	1,485,000
Proceeds from exercise of employees' share options	1	6,000
Cash and cash equivalents of disposed business in connection with the spin-off transaction			(19,847,000)
Net cash provided by financing activities	723,557	4,974,810,000	675,533,000	1,024,087,000
Effect of exchange rate changes on cash and cash equivalents and restricted cash held in foreign currencies	38,024	261,447,000	(48,145,000)	49,606,000
Net (decrease)/increase in cash and cash equivalents and restricted cash	403,919	2,777,149,000	375,684,000	(312,574,000)
Cash and cash equivalents and restricted cash at beginning of the year	110,957	762,882,000	387,198,000	699,772,000
Cash and cash equivalents at beginning of the year	110,957	762,882,000	387,198,000	689,663,000
Restricted cash at beginning of the year		0		10,109,000
Cash and cash equivalents and restricted cash at end of the year	514,876	3,540,031,000	762,882,000	387,198,000
Cash and cash equivalents at end of the year	514,876	3,540,031,000	762,882,000	387,198,000
Restricted cash at end of the year		0	0
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of tax refund	2,293	15,765,000	6,196,000	2,453,000
Cash paid for interest expenses				398,000
Supplemental schedule of non-cash investing and financing activities:
Accretion to Pre-IPO Preferred Shares redemption value	9,396	64,605,000	258,554,000	161,933,000
Deemed dividend in connection with repurchase of Pre-IPO Preferred Shares			129,244,000	113,151,000
Fixed assets purchases financed by accounts payable	5,858	40,277,000	30,050,000	1,158,000
Share options granted for acquisitions				18,201,000
Acquisitions and investments financed by accrued liabilities and other payables	73,053	502,279,000	6,534,000	9,080,000
Intangible assets purchases financed by accounts payable	60,473	415,780,000	70,726,000	80,226,000
Pre-IPO Series A Preferred Shares
Cash flows from financing activities:
Repurchase of Preferred Shares				(98,931,000)
Pre-IPO Series A+ Preferred Shares
Cash flows from financing activities:
Repurchase of Preferred Shares				(27,062,000)
Class Z Ordinary Shares
Cash flows from financing activities:
Proceeds from issuance of Class Z Ordinary Shares (net of issuance costs of US$6,333)	$ 720,327	¥ 4,952,606,000
Pre-IPO Series C1 Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of Preferred Shares, net of issuance costs				1,126,712,000
Pre-IPO Series C2 Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of Preferred Shares, net of issuance costs				¥ 32,821,000
Pre-IPO Series D1 Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of Preferred Shares, net of issuance costs			49,086,000
Pre-IPO Series D2 Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of Preferred Shares, net of issuance costs			¥ 689,069,000